OTHER INTANGIBLE ASSETS, NET (Tables)	12 Months Ended
Sep. 30, 2014
Composition Of Other Intangible Assets

other intangible assets consisted of the following:

	As of September 30,
	2013	2014
	US$	US$

Computer software	2,978	3,428
Trademarks and domain names	1,456	1,499
Courseware	488	486
Business contracts	531	530
Copyrights	664	662
Platform	217	217

Total intangible assets	6,334	6,822

Less: Accumulated amortization
Computer software	(2,275)	(2,595)
Trademarks and domain names	(840)	(952)
Courseware	(462)	(486)
Business contracts	(494)	(530)
Copyrights	(600)	(658)
Platform	(187)	(217)

Accumulated amortization	(4,858)	(5,438)

Intangible assets, net	1,476	1,384

Estimated Amortization Expenses for Other Intangible Assets

The estimated amortization expenses for the above other intangible assets for each of the following fiscal years are as follows:

Amortization
US$

2015	410
2016	363
2017	296
2018	168
2019	95
2020 and thereafter	52

1,384